Goodwill and impairment review of goodwill - Disclosure of reconciliation of goodwill (Details) - Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 11,868,000,000	$ 12,204,000,000
Intangible assets and goodwill, end of period	12,480,000,000	11,868,000,000
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	12,865,000,000	12,815,000,000
Exchange adjustments	184,000,000	79,000,000
Acquisitions and other additionsa	632,000,000	26,000,000
Reclassified as assets held for sale	(199,000,000)	0
Disposals and retirements, intangible assets and goodwill	(389,000,000)	(55,000,000)
Intangible assets and goodwill, end of period	13,093,000,000	12,865,000,000
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	(997,000,000)	(611,000,000)
Exchange adjustments	(1,000,000)	0
Impairment loss recognised in profit or loss, goodwill	(1,000,000)	(386,000,000)
Disposals and retirements, intangible assets and goodwill	386,000,000	0
Intangible assets and goodwill, end of period	$ (613,000,000)	$ (997,000,000)